Segment Information Regarding EBITDA (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
EPCD
Segment Reporting Information [Line Items]
Segment EBITDA	$ 68	$ 114		$ 337	[1]	$ 506	[1]	$ 491	[1]
FPD
Segment Reporting Information [Line Items]
Segment EBITDA	55	46		201	[2]	180	[2]	177	[2]
Corporate and Other
Segment Reporting Information [Line Items]
Segment EBITDA	$ (18)	$ (14)	[3]	$ (48)		$ (51)		$ (61)

[1]	Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are "Earnings from unconsolidated entities, net of taxes" of $18, $16 and $8 for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Included in the Forest Products Resins Segment EBITDA are "Earnings from unconsolidated entities, net of taxes" of $1, less than $1 and less than $1 for the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	For the three months ended March 31, 2012, the Company has reclassified approximately $3 of costs into Corporate and Other Segment EBITDA which were previously excluded.